Summary of Significant Accounting Policies - Concentration Risk (Details) - segment	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Concentration Risk [Line Items]
Number of reportable segments			2		2
U.S. Department Of Defense | Revenue from Contract with Customer Benchmark | Government Contracts Concentration Risk
Concentration Risk [Line Items]
Concentration risk, percentage	78.00%	85.00%	82.00%	85.00%	86.00%	84.00%
International And Commercial Customers | Revenue from Contract with Customer Benchmark | Customer Concentration Risk
Concentration Risk [Line Items]
Concentration risk, percentage	22.00%	15.00%	18.00%	15.00%	14.00%	16.00%